*****
                           3 Year Morningstar Rating*

                            ALL AMERICAN EQUITY FUND

                                      1 Year
                                           +43.25%

                                      3 Year
                                           +30.01%

                                      5 Year
                                           +18.71%

                                     10 Year
                                           +12.63%


[GRAPHIC:  U.S. Global Investors Logo]       Investment category:
                                                  Large-Cap Domestic Equity Fund
                                             Low Expenses:
                                                  1% total expense ratio

                                             Call 1-800-873-8637
                                             to receive investment literature
                                             and a prospectus.

For more complete information about US Global Investors' funds, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.usfunds.com for a free prospectus. Read it carefully before you invest or send money. Past performance is no guarantee of future results. Investment returns and principle will fluctuate so that you may have a gain or loss when you sell shares.

* Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' 1-, 3-, 5-, and 10-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T- bill returns.Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5%, and one star in the bottom 10%. Morningstar awarded the fund
five stars out of 2437 funds for the 3-year period ended 3/31/98.         IBD185